Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN INVESTORS SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2020